1. Basis of Presentation	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Basis of Presentation

The unaudited consolidated financial statements have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America for interim financial information, as well as the instructions to Form 10-Q.  Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements. In the opinion of the Company’s management, all adjustments (consisting of only normal recurring accruals) considered necessary for a fair presentation of the interim financial statements have been included. Operating results for the three and six month periods ended June 30, 2012 are not necessarily indicative of the results that may be expected for the full year ending December 31, 2012.

Certain consolidated financial statement amounts for the three and six month periods ended June 30, 2011 have been reclassified to conform to the 2012 presentation.  These reclassifications had no effect on the net income or accumulated deficit as previously reported.

Management estimates their effective tax rate at 39% for the current year.

For further information refer to the financial statements and footnotes thereto in the Company’s Annual Report on Form 10-K for the year ended December 31, 2011.

During the six months ended June 30, 2012 and 2011, the Company incurred interest expense of $23,600 and $5,470, respectively, all of which has been capitalized as part of the cost of constructing the Puerto Blanco Mill in Mexico.